Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Statement of Cash Flows [Abstract]
Net loss	$ (219,216)	$ (1,046,121)	$ (219,216)	$ (1,781,310)
Depreciation	41,782	37,364	157,808	38,305
Stock option expenses	39,897	39,898	159,593	101,678
Accounts recievable	(128,135)	(85,247)	(17,833)	(7,100)
Prepaid expenses			(37,217)	(40,500)
Inventory	(14,159)		(295,023)
Other assets				(7,500)
Accounts payable	(6,715)	294,148	501,128	214,116
Accounts payable related parties	7,435		41,705
Accrued liabilities	128,135	(8,942)	469,747	62,461
Deferred rent	3,142		13,901	9,412
Deferred revenue	129,959		102,428
NET CASH USED IN OPERATING ACTIVITIES	(17,875)	(768,900)	(1,367,781)	(1,410,438)
Cash paid for purchase of fixed assets	(531)	(35,131)	(27,055)	(340,733)
NET CASH USED BY INVESTING ACTIVITIES	(531)	(35,131)	(27,055)	(340,733)
Proceeds from short term debt	90,000	100,000	769,750	350,000
Principal payments on short term debt			(520,000)	(100,000)
Proceeds from notes payable issued and line of credit				1,400,000
Proceeds from short term debt - related parties	61,000	100,000	303,000	100,000
Payments on short term debt - related parties	(10,000)		(50,000)	(100,000)
Proceeds from issuance of Series A Preferred Stock		410,000	690,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	141,000	610,000	1,192,750	1,650,000
NET INCREASE (DECREASE) IN CASH	122,594	(194,031)	(202,086)	(101,171)
CASH, Beginning of Period	4,022	206,108	206,108	307,279
CASH, End of Period	126,616	12,077	4,022	206,108
Interest	6,490	1,920	68,257	10,759
Income taxes